Average Annual Total Returns - FidelityFund-RetailPRO - FidelityFund-RetailPRO - Fidelity Fund	Aug. 29, 2023
Fidelity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(25.87%)
Past 5 years	9.57%
Past 10 years	11.92%
Fidelity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.99%)
Past 5 years	8.53%
Past 10 years	10.23%
Fidelity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.23%)
Past 5 years	7.49%
Past 10 years	9.39%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%